Share-based payment arrangements	12 Months Ended
Dec. 31, 2022
Share-based payment arrangements
Share-based payment arrangements
—
Note 18
Share-based payment arrangements
The Company has granted share-based

instruments to its employees

under
three

principal share
‑
based
payment plans, as more fully described

in the respective sections

below. Compensation cost for
equity
‑
settled awards is recorded in

Total

cost of sales and in

Selling, general and administrative

expenses
and totaled $ 42

million, $
59

million and $
44

million in 2022, 2021 and 2020, respectively, while compensation cost for cash
‑
settled awards, recorded in Selling,

general and administrative

expenses, was not significant,
as mentioned in the WARs, LTIP and Other share ‑
based payments sections

of this note. The total tax benefit
recognized in 2022, 2021

and 2020 was not significant.
At December 31, 2022, the Company

had the ability to issue

up to
94

million new shares out of contingent
capital in connection with share ‑
based payment arrangements.

In addition,
25

million of the
100

million
shares held by the Company as

treasury stock at December 31, 2022,

could be used to settle share
‑
based
payment arrangements.
As the primary trading market for

the shares of ABB Ltd is the SIX

Swiss Exchange (on which

the shares are
traded in Swiss francs) and substantially

all the share
‑
based payment arrangements with employees

are
based on the Swiss franc share or

have strike prices set in Swiss

francs, certain data disclosed

below related
to the instruments granted under share
‑
based payment arrangements

are presented in Swiss francs.
Management Incentive Plan
Up to 2019, the Company offered, under

the MIP,

options and cash
‑
settled WARs to key employees for no
consideration. Starting in 2020, the

employee group previously

eligible to receive grants under the

MIP were
granted shares under the LTIP (see LTIP section below) and consequently no grants were made in 2022,
2021 and 2020 under the MIP.
The options granted under the

MIP allow participants to purchase

shares of ABB Ltd at predetermined

prices.
Participants may sell the options rather

than exercise the right to purchase

shares. Equivalent warrants

are
listed by a third
‑
party bank on the SIX Swiss

Exchange, which facilitates pricing

and transferability of options
granted under this plan. The options entitle

the holder to request that the

third
‑ party bank purchase such
options at the market price of equivalent

listed warrants related to

that MIP launch. If the participant

elects to
sell the options, the options will

thereafter be held by a third party and,

consequently, the Company’s
obligation to deliver shares

will be toward this third party.
Each WAR gives the participant the right to receive,

in cash, the market price of an equivalent

listed warrant
on the date of exercise of the

WAR. Participants may exercise or sell options

and exercise WARs after the
vesting period, which is three years

from the date of grant. All options

and WARs expire
six years

from the
date of grant.
In connection with the spin-off of the Turbocharging

Division in October 2022, the strike

prices of the options
outstanding under the MIP program

were reduced to neutralize

the effect of the spin-off on the Company’s
share price.

The amount of the reduction in

the strike price was determined

to result in an equivalent fair
value before and after the spin-off. New equivalent

warrants, with the reduced strike

prices, were listed by the
third-party bank, allowing continued

pricing and transferability. For the options held by the third-party bank, to
effect the reduction in the exercise price,

the Company settled, for cash, the options

held by the bank that
were outstanding at September 30,

2022, immediately prior

to the spin-off, and simultaneously issued

an
equivalent number of new options

for cash to the bank with lower

strike prices.
Options
The fair value of each option was estimated

on the date of grant using a lattice

model. As mentioned
previously, no

options were granted in 2022, 2021

and 2020. In 2022,
69

million options were exercised,
representing 14

million shares, with the shares delivered

out of treasury stock. Cash received

upon exercise
amounted to approximately $ 330

million. In 2022, 2021 and

2020, the aggregate intrinsic value

(on the date
of exercise) of options exercised was

approximately $
143

million, $
313

million and $
38

million, respectively.
In 2022, there were no significant

forfeitures, and at December

31, 2022, all options granted under

the MIP
were vested and exercisable. The aggregate

intrinsic value at December

31, 2022, of options outstanding
was approximately $ 166

million.
Presented below is a summary, by launch, related to options

outstanding at December 31, 2022:
(1)
Information

presented reflects

the exercise

price per

share of

ABB Ltd.
(2)
Information

presented reflects

the number

of shares

of ABB Ltd

that can

be received

upon exercise.
WARs
As each WAR gives the holder the right to receive

cash equal to the market price

of the equivalent listed
warrant on date of exercise, the Company

records a liability based

upon the fair value of outstanding

WARs
at each period end, accreted on a

straight-line basis over the
three-year

vesting period. In Selling, general
and administrative expenses, the Company

records the changes in both the

fair value and vested portion of
the outstanding WARs. To hedge its exposure to fluctuations in the fair value of outstanding WARs, the
Company purchased cash-settled call

options, which entitle the Company

to receive amounts equivalent

to its
obligations under the outstanding

WARs. The cash-settled call options are recorded

as derivatives measured
at fair value (see Note 6), with subsequent

changes in fair value recorded

in Selling, general and
administrative expenses to the extent

that they offset the change in

fair value of the liability for the WARs.
The total impact in Selling, general

and administrative expenses

in 2022, 2021 and 2020 was

not significant.
At December 31, 2022, 8

million WARs were outstanding, all vested and

exercisable. In 2022, there were no
significant forfeitures. The aggregate

fair value of outstanding

WARs was $
15

million and $
29

million at
December 31, 2022 and 2021, respectively. The fair value

of WARs was determined based upon the

trading
price of equivalent warrants listed on

the SIX Swiss Exchange.
As mentioned previously, no

WARs were granted in 2022, 2021 and 2020.

In 2021, share-based liabilities

of
$ 25

million were paid upon exercise

of WARs by participants. The amount in 2022 was not

significant.
Weighted-
average
Number of Number of remaining
options shares contractual
Exercise price (in Swiss francs)
(1)
(in millions) (in millions)
(2)
term (in years)
21.23 6.6 1.3 0.6
22.05 61.5 12.3 1.7
17.63 33.8 6.8 2.7
Total number of options and shares 101.9 20.4 1.9
Employee Share Acquisition Plan
The employee share acquisition

plan (ESAP) is an employee

stock
‑
option plan with a savings

feature.
Employees save over a twelve‑month

period, by way of regular

payroll deductions. At the end of

the savings
period, employees choose whether

to exercise their stock options using

their savings plus interest, if any, to
buy ABB Ltd shares (American Depositary

Shares (ADS) in the case

of employees in the United States

and
Canada—each ADS representing one

registered share of the Company)

at the exercise price set at the

grant
date, or have their savings returned

with any interest. The savings

are accumulated in bank accounts held

by
a third ‑
party trustee on behalf of the participants

and earn interest, where applicable.

Employees can
withdraw from the ESAP at any time

during the savings period and

will be entitled to a refund of their
accumulated savings.
The fair value of each option is estimated

on the date of grant using

the same option valuation model

as
described under the MIP, using the assumptions noted in the table below. The expected term of the option
granted has been determined

to be the contractual
one‑year

life of each option, at the end of

which the
options vest and the participants are

required to decide whether

to exercise their options or have

their
savings returned with interest.

The risk
‑
free rate is based on one‑year

Swiss franc interest rates, reflecting
the one‑year

contractual life of the options. In

estimating forfeitures, the Company

has used the data from
previous ESAP launches.
Presented below is a summary of

activity under the ESAP:
(1)
Includes shares

represented

by ADS.
(2)
Information

presented for

ADS is based

on equivalent

Swiss franc

denominated

awards.
(3)
Computed using

the closing

price, in

Swiss francs,

of ABB Ltd

shares

on the SIX

Swiss Exchange

and the exercise

price of each

option in
Swiss francs.
(4)
The cash received

in 2022 from

exercises

was not significant.

The shares

were delivered

out of treasury

stock.
The exercise prices per ABB Ltd share

and per ADS of
27.99

Swiss francs and $
28.09 , respectively, for the
2022 grant, 30.32

Swiss francs and $
33.35 , respectively, for the 2021 grant, and 22.87

Swiss francs and
$ 24.93
, respectively, for the 2020 grant were determined using

the closing price of the ABB Ltd share on

the
SIX Swiss Exchange and ADS on

the New York Stock Exchange on the respective grant dates.

In connection
with the spin-off of the Turbocharging Division in

October 2022, the strike prices of

the ESAP options
outstanding at the time of spin-off were

reduced,

as per the terms and conditions

of the original grant, to
neutralize the effect of the spin-off on the Company’s

share price, resulting in an

equivalent fair value before
and after the spin-off. Consequently, the exercise prices per ABB

Ltd share and per ADS for

the 2021 grant,
were adjusted to 29.16

Swiss francs and $
32.10 , respectively.
At December 31, 2022, the total unrecognized

compensation cost related to non
‑ vested options granted
under the ESAP was not significant.

The weighted
‑
average grant
‑
date fair value (per option) of options
granted during 2022, 2021

and 2020 was
2.47

Swiss francs,
1.96

Swiss francs and
1.67

Swiss francs,
respectively. The total intrinsic value (on the date of exercise)

of options exercised in 2021 was approximately
$ 14

million, while in 2022

and 2020 it was not significant.
2022 2021 2020
Expected volatility

25% 20% 24%
Dividend yield

3.0% 2.9% 3.8%
Expected term

1 year 1 year 1 year
Risk-free interest rate

1.1% -0.6% -0.7%
Weighted- Weighted- Aggregate
average average intrinsic
exercise remaining value
Number of price contractual (in millions
shares (in Swiss term of Swiss
(in millions)
(1)
francs)
(2)
(in years) francs)
(2)(3)
Outstanding at January

1, 2022
1.8 30.32
Granted 1.8 27.99
Forfeited (0.2) 30.28
Exercised (4) (0.1) 29.16
Not exercised (savings

returned plus interest)
(1.5) 29.16
Outstanding at December

31, 2022
1.8 27.99 0.8 0.1
Vested and expected to vest at

December 31, 2022
1.8 27.99 0.8 0.1
Exercisable at December

31, 2022
— — — —
Long-Term Incentive Plan
The long
‑
term incentive plan (LTIP) involves annual grants of

the Company’s stock subject to certain
conditions (Performance Shares)

to members of the Company’s Executive

Committee and selected other
senior executives, as defined in

the terms of the LTIP.

Starting with 2020, certain of the employee

group
previously eligible to receive grants

under the MIP have been

included in the LTIP.

The ultimate amount
delivered under the LTIP’s Performance Shares grant is based on achieving certain results against

targets,
as set out below, over a three-year

period from grant and the final

amount is delivered to the participants

at
the end of this period. In addition,

for certain awards to vest, the participant

has to fulfill a
three-year

service
condition as defined in the terms

and conditions of the

LTIP.
The Performance Shares under the 2022

LTIP launch include a component based on

the Company’s
earnings per share performance

(weighted
50

percent), a component based on

the Company’s relative total
shareholder return (weighted 30

percent) and an environmental, social

and governance (ESG) component
based on the Company’s CO
2
e emissions reductions (weighted 20

percent). The Performance Shares

under
the 2021 and 2020 LTIP launches comprise of a component

based on the Company’s earnings

per share
performance and a component based

on the Company’s relative total

shareholder return, both with equal
weighting.
For the relative total shareholder

return component of the

Performance Shares, the actual

number of shares
that will be delivered at a future date

is based on the Company’s

total shareholder return performance

relative
to a peer group of companies over

a
three-year

period starting with the year of

grant. The actual number of
shares that will ultimately be delivered

will vary depending on

the relative total shareholder

return outcome
achieved between a lower

threshold (no shares delivered)

and an upper threshold (the number

of shares
delivered is capped at 200

percent of the conditional grant).

For the earnings per share performance

component of the Performance

Shares,

the actual number of shares
that will be delivered at a future date

is based on the Company’s

average earnings per share over
three
financial years, beginning

with the year of launch.

The actual number of shares

that will ultimately be
delivered will vary depending

on the earnings per share outcome as

computed under each LTIP launch,
interpolated between a lower

threshold (no shares delivered)

and an upper threshold (the number

of shares
delivered is capped at 200

percent of the conditional grant).
For the ESG component of the

Performance Shares, the actual

number of shares that will

be delivered at a
future date is based on the Company’s scope

1 and 2 CO
2
e emissions reduction over three

financial years,
beginning with the year of launch,

compared to the 2019

baseline emissions. The actual number

of shares
that will ultimately be delivered

will vary depending on

the ESG outcome as computed under the LTIP launch,
interpolated between a lower

threshold (no shares delivered)

and an upper threshold (the number

of shares
delivered is capped at 200

percent of the conditional grant).
Starting in 2020, key employees

which were previously eligible

to participate in the MIP and which were

not
included in the employee

group granted the Performance

Shares described above, were granted

Restricted
Shares of the Company under the LTIP. The Restricted Shares do not have performance conditions and vest
over a three-year

period from the grant date.
Under the 2022, 2021 and 2020

LTIP launches, participants generally do not have the ability to receive any of
the award in cash, subject to legal

restrictions in certain jurisdictions.
In connection with the spin-off of the Turbocharging

Division in October 2022, the number

of shares granted
to employees under the LTIP launches was adjusted,

as per the terms and conditions

of the original grant, to
neutralize the effect of the spin-off, resulting in an

equivalent fair value

before

and after the spin-off.
Presented below is a summary of

activity under the Performance Shares

of the LTIP:
The aggregate fair value, at the dates

of grant, of Performance

Shares granted in 2022 and 2021

was
$ 26

million and $
37

million, respectively, while in 2020 it was not significant. The total grant-date fair value of
shares that vested during 2022, 2021

and 2020 was not significant.

The weighted-average grant-date

fair
value (per share) of shares granted

during 2022, 2021 and 2020

was
33.33

Swiss francs,
38.92

Swiss francs
and 10.50

Swiss francs, respectively.
Presented below is a summary of

activity under the Restricted Shares

of the LTIP:
The aggregate fair value, at the dates

of grant, of Restricted

Shares granted in 2022,

2021 and 2020 was
$ 27

million, $
26

million and $
22

million, respectively. The total grant-date fair value of shares that vested
during 2022, 2021 and 2020

was not significant.

The weighted-average

grant-date fair value (per share) of
shares granted during 2022

and 2021 was
30.52

Swiss francs,
26.39

Swiss francs and
15.76

Swiss francs,
respectively.
Equity-settled awards are recorded in

the Additional paid-in capital

component of Stockholders’ equity, with
compensation cost recorded in Selling,

general and administrative expenses

over the vesting period (which

is
from grant date to the end of the vesting

period) based on the grant-date

fair value of the shares.
Cash-settled awards are recorded as a

liability, remeasured at fair value at each reporting date

for the
percentage vested, with changes

in the liability recorded in Selling,

general and administrative

expenses.
At December 31, 2022, total unrecognized

compensation cost related to equity-settled

awards under the LTIP
was $ 50

million and is expected to be recognized

over a weighted-average

period of
1.8

years. The
compensation cost recorded in 2022,

2021 and 2020 for cash-settled

awards was not significant.
For the relative total shareholder

return component of the

LTIP launches, the fair value of granted shares at
grant date, for equity-settled awards,

and at each reporting

date, for cash-settled awards, is

determined using
a Monte Carlo simulation model.

The main inputs to this model

are the Company’s share price and dividend
yield, the volatility of the Company’s and

the peer group’s share price as well as the

correlation between the
peer companies. For the earnings

per share component of the LTIP launches, the fair value

of granted
shares is based on the market price of

the ABB Ltd share at grant date for

equity-settled awards and at each
reporting date for cash-settled awards,

as well as the probable

outcome of the earnings per share
achievement, as computed using

a Monte Carlo simulation

model. The main inputs to this model

are the
Company’s and external financial

analysts’ revenue growth rates and

Operational EBITA margin
expectations. For the ESG component

of the LTIP launch, the fair value of granted shares

is based on the
market price of the ABB Ltd share at

grant date for equity-settled

awards and at each reporting date

for
cash-settled awards, as well as the probable

outcome of the ESG component achievement,

as determined by
internal modelling based on

the Company’s CO
2
e emissions.
Other share-based payments
The Company has other minor share-based

payment arrangements with certain

employees. The
compensation cost related to these arrangements

in 2022, 2021 and 2020 was

not significant.
Weighted-average
Number of grant-date
Performance Shares fair value per share
(in millions) (Swiss francs)
Nonvested at January

1, 2022
1.5 23.23
Granted 0.7 33.33
Turbocharging Division spin-off 0.1
Vested (0.3) 23.12
Forfeited (0.1) 26.96
Nonvested at December

31, 2022
1.9 27.01
Weighted-average
Number of grant-date
Restricted Shares fair value per share
(in millions) (Swiss francs)
Nonvested at January

1, 2022
2.0 20.61
Granted 0.8 30.52
Turbocharging Division spin-off 0.1
Vested (0.1) 19.60
Forfeited (0.2) 23.72
Nonvested at December

31, 2022
2.6 23.65